Average Annual Total Returns{- Franklin Mutual Shares VIP Fund} - FTVIP Class 1-59 - Franklin Mutual Shares VIP Fund	Class 1 Return Before Taxes Past 1 year	Class 1 Return Before Taxes Past 5 years	Class 1 Return Before Taxes Past 10 years	Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	22.92%	6.18%	8.97%	26.54%	[1]	8.29%	[1]	11.80%	[1]	31.49%	[1]	11.70%	[1]	13.56%	[1]

[1]

1. The Russell 1000® Value Index is replacing the S&P 500 Index as the Fund’s benchmark. The investment manager believes the composition of the Russell 1000 ® Value Index more accurately reflects the Fund’s current investment strategy and portfolio characteristics.